Income Taxes (Income (Loss) from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ 1,441	$ 1,803	$ 1,840
Foreign	538	427	424
Earnings from continuing operations before income taxes and equity in loss of investee companies	$ 1,979	$ 2,230	$ 2,264